Note 10 - Short Term Loans Payable (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2010
Debt Instrument, Face Amount	$ 30,000
Debt Instrument, Interest Rate, Effective Percentage	6.00%	12.00%
Debt Instrument, Increase (Decrease) for Period, Net	$ 5,000